DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers Japan JPX-Nikkei 400 Equity ETF

February 28, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.7%
Communication Services - 6.9%
Capcom Co. Ltd.	900	$21,684
Dip Corp.	200	5,887
GungHo Online Entertainment, Inc.	240	5,266
Hakuhodo DY Holdings, Inc.	1,300	17,111
Kakaku.com, Inc.	600	13,045
KDDI Corp.	7,200	234,801
Koei Tecmo Holdings Co. Ltd.	360	12,425
Konami Holdings Corp.	400	22,505
Mixi, Inc.	400	7,731
Nexon Co. Ltd.	2,300	49,684
Nintendo Co. Ltd.	461	232,231
Nippon Telegraph & Telephone Corp.	9,200	263,040
SoftBank Group Corp.	3,000	133,493
Square Enix Holdings Co. Ltd.	500	24,137
Toei Animation Co. Ltd.	50	4,389
Toho Co. Ltd.	600	24,927
Z Holdings Corp.	14,600	70,683

(Cost $1,240,816)		1,143,039

Consumer Discretionary - 15.4%
ABC-Mart, Inc.	170	7,351
Aisin Corp.	600	21,802
Bandai Namco Holdings, Inc.	900	65,405
Bic Camera, Inc.	600	5,204
Bridgestone Corp.	2,800	114,869
Casio Computer Co. Ltd.	900	10,510
Denso Corp.	2,300	160,695
Fast Retailing Co. Ltd.	132	70,862
Food & Life Cos. Ltd.	600	19,796
Goldwin, Inc.	251	13,185
Haseko Corp.	900	11,456
Hikari Tsushin, Inc.	137	16,891
Honda Motor Co. Ltd.	8,100	247,905
Iida Group Holdings Co. Ltd.	800	14,746
Isuzu Motors Ltd.	3,100	41,907
Izumi Co. Ltd.	200	5,583
Kohnan Shoji Co. Ltd.	200	6,338
Koito Manufacturing Co. Ltd.	600	30,840
KOMEDA Holdings Co. Ltd.	200	3,669
K’s Holdings Corp.	800	8,613
McDonald’s Holdings Co. Japan Ltd.	500	21,446
NGK Spark Plug Co. Ltd.	800	14,364
Nifco, Inc.	400	11,357
Nitori Holdings Co. Ltd.	462	69,175
Nojima Corp.	100	2,210
Open House Group Co. Ltd.	400	18,059
Oriental Land Co. Ltd.	1,113	204,191
PALTAC Corp.	200	7,727
Pan Pacific International Holdings Corp.	1,900	31,014
Panasonic Corp.	10,900	112,620
Pressance Corp.	200	3,119
Rinnai Corp.	200	16,358
Ryohin Keikaku Co. Ltd.	1,200	17,598
Sekisui Chemical Co. Ltd.	2,000	32,663
Sekisui House Ltd.	3,500	71,291
Seria Co. Ltd.	300	7,671
Shimano, Inc.	430	99,235
Sony Group Corp.	2,700	276,857
Stanley Electric Co. Ltd.	700	16,574
Subaru Corp.	3,000	49,321
Sumitomo Electric Industries Ltd.	3,700	48,910
Sumitomo Forestry Co. Ltd.	800	15,364
Sumitomo Rubber Industries Ltd.	900	8,682
Suzuki Motor Corp.	2,400	95,291
T-Gaia Corp.	100	1,505
Token Corp.	100	7,892
Toyo Tire Corp.	400	5,275
Toyoda Gosei Co. Ltd.	400	7,571
Toyota Boshoku Corp.	300	5,459
Toyota Motor Corp.	15,230	282,781
TS Tech Co. Ltd.	500	6,712
USS Co. Ltd.	1,100	18,184
Workman Co. Ltd.	200	8,752
Yamaha Corp.	600	27,923
Yamaha Motor Co. Ltd.	1,400	31,312
Yokohama Rubber Co. Ltd.	600	8,372
Zensho Holdings Co. Ltd.	300	7,179
ZOZO, Inc.	700	19,753

(Cost $2,686,925)		2,567,394

Consumer Staples - 8.4%
Ain Holdings, Inc.	200	11,114
Ajinomoto Co., Inc.	2,500	72,477
Ariake Japan Co. Ltd.	100	4,984
Asahi Group Holdings Ltd.	2,500	100,803
Calbee, Inc.	600	13,451
Cosmos Pharmaceutical Corp.	74	10,196
Create SD Holdings Co. Ltd.	200	5,461
Fancl Corp.	500	14,087
Ito En Ltd.	400	22,922
Japan Tobacco, Inc.	5,500	101,237
Kagome Co. Ltd.	400	10,662
Kao Corp.	2,300	107,437
Kewpie Corp.	400	8,526
Kikkoman Corp.	700	51,904
Kirin Holdings Co. Ltd.	3,600	59,622
Kobayashi Pharmaceutical Co. Ltd.	340	28,989
Kobe Bussan Co. Ltd.	700	23,004
Kose Corp.	162	18,468
Kusuri no Aoki Holdings Co. Ltd.	100	5,852
Lawson, Inc.	200	8,335

Life Corp.	100	2,639
Lion Corp.	1,200	15,680
MatsukiyoCocokara & Co.	500	19,145
MEIJI Holdings Co. Ltd.	700	41,997
Morinaga & Co. Ltd.	300	9,742
Morinaga Milk Industry Co. Ltd.	300	15,003
NH Foods Ltd.	500	18,754
Nichirei Corp.	400	8,797
Nippon Suisan Kaisha Ltd.	1,100	5,196
Nissin Foods Holdings Co. Ltd.	364	28,981
Pigeon Corp.	600	11,034
Pola Orbis Holdings, Inc.	600	9,356
Prima Meat Packers Ltd.	200	4,204
Rohto Pharmaceutical Co. Ltd.	400	13,388
Seven & i Holdings Co. Ltd.	4,000	194,174
Shiseido Co. Ltd.	1,800	102,616
Sugi Holdings Co. Ltd.	200	11,287
Sundrug Co. Ltd.	400	10,836
Suntory Beverage & Food Ltd.	500	19,970
Toyo Suisan Kaisha Ltd.	400	16,809
Tsuruha Holdings, Inc.	184	14,682
Unicharm Corp.	2,000	75,016
Welcia Holdings Co. Ltd.	600	15,967
Yakult Honsha Co. Ltd.	700	37,864
Yaoko Co. Ltd.	200	11,409

(Cost $1,595,772)		1,394,077

Energy - 1.0%
Cosmo Energy Holdings Co. Ltd.	400	9,016
ENEOS Holdings, Inc.	15,600	61,465
Idemitsu Kosan Co. Ltd.	1,100	29,416
Inpex Corp.	5,500	56,588
Iwatani Corp.	300	14,170

(Cost $243,905)		170,655

Financials - 10.9%
Acom Co. Ltd.	1,900	5,279
AEON Financial Service Co. Ltd.	600	6,189
Aozora Bank Ltd.	400	9,037
Chiba Bank Ltd.	3,100	19,621
Concordia Financial Group Ltd.	6,100	24,946
Dai-ichi Life Holdings, Inc.	4,800	100,355
Daiwa Securities Group, Inc.	7,300	43,214
Financial Products Group Co. Ltd.	300	2,217
Fukuoka Financial Group, Inc.	800	15,844
Fuyo General Lease Co. Ltd.	100	6,529
JAFCO Group Co. Ltd.	300	4,480
Japan Exchange Group, Inc.	2,600	48,761
Marui Group Co. Ltd.	900	17,621
Mebuki Financial Group, Inc.	5,000	11,765
Mitsubishi HC Capital, Inc.	3,700	19,243
Mitsubishi UFJ Financial Group, Inc.	46,600	288,400
Mizuho Financial Group, Inc.	12,900	170,805
Mizuho Leasing Co. Ltd.	200	5,400
MS&AD Insurance Group Holdings, Inc.	2,300	77,981
Nomura Holdings, Inc.	15,500	70,828
Orient Corp.	3,400	3,720
ORIX Corp.	6,000	118,932
Resona Holdings, Inc.	11,800	53,050
SBI Holdings, Inc.	1,300	33,861
Seven Bank Ltd.	3,100	6,621
Shinsei Bank Ltd.	600	11,284
Sompo Holdings, Inc.	1,700	74,096
Sumitomo Mitsui Financial Group, Inc.	7,100	254,040
Sumitomo Mitsui Trust Holdings, Inc.	1,800	64,233
T&D Holdings, Inc.	2,800	40,939
Tokio Marine Holdings, Inc.	3,400	194,066
Tokyo Century Corp.	200	8,752
Zenkoku Hosho Co. Ltd.	300	12,555

(Cost $1,984,686)		1,824,664

Health Care - 10.4%
Alfresa Holdings Corp.	1,100	16,867
Asahi Intecc Co. Ltd.	1,100	23,456
Astellas Pharma, Inc.	8,900	148,250
Chugai Pharmaceutical Co. Ltd.	3,200	105,578
Daiichi Sankyo Co. Ltd.	8,099	196,436
Eisai Co. Ltd.	1,200	59,575
Hoya Corp.	2,000	257,955
Japan Lifeline Co. Ltd.	300	2,850
JCR Pharmaceuticals Co. Ltd.	200	3,782
Kaken Pharmaceutical Co. Ltd.	200	7,328
Kyowa Kirin Co. Ltd.	1,200	30,778
M3, Inc.	1,750	64,864
Medipal Holdings Corp.	1,100	20,028
Nihon Kohden Corp.	400	10,801
Nippon Shinyaku Co. Ltd.	300	19,405
Olympus Corp.	5,300	105,816
Ono Pharmaceutical Co. Ltd.	2,400	58,898
Otsuka Holdings Co. Ltd.	2,100	72,258
PeptiDream, Inc.*	500	8,830
Santen Pharmaceutical Co. Ltd.	1,800	20,379
Sawai Group Holdings Co. Ltd.	200	7,927
Shionogi & Co. Ltd.	1,300	86,245
Ship Healthcare Holdings, Inc.	400	7,905
Sumitomo Dainippon Pharma Co. Ltd.	700	7,676
Sysmex Corp.	900	71,297
Takeda Pharmaceutical Co. Ltd.	7,600	231,019
Terumo Corp.	2,800	90,169
Towa Pharmaceutical Co. Ltd.	200	5,161

(Cost $2,098,256)		1,741,533

Industrials - 24.3%
Aeon Delight Co. Ltd.	200	5,164
AGC, Inc.	900	39,774
Aica Kogyo Co. Ltd.	300	8,387

Amada Co. Ltd.	1,500	13,193
BayCurrent Consulting, Inc.	75	29,531
Benefit One, Inc.	500	11,465
Central Japan Railway Co.	806	108,400
COMSYS Holdings Corp.	300	7,223
Daifuku Co. Ltd.	534	38,297
Daikin Industries Ltd.	1,282	236,030
DMG Mori Co. Ltd.	600	8,319
Ebara Corp.	400	20,699
en Japan, Inc.	200	5,227
EXEO Group, Inc.	600	12,430
FANUC Corp.	899	165,126
Fuji Corp.	600	12,091
Fuji Electric Co. Ltd.	600	30,527
Hankyu Hanshin Holdings, Inc.	1,400	41,754
Hazama Ando Corp.	700	5,616
Hino Motors Ltd.	1,200	11,221
Hitachi Construction Machinery Co. Ltd.	300	7,301
Hitachi Ltd.	4,800	235,468
Hitachi Transport System Ltd.	300	15,837
Hoshizaki Corp.	300	20,786
IHI Corp.	700	16,155
INFRONEER Holdings, Inc.	1,300	11,513
IR Japan Holdings Ltd.	50	1,763
ITOCHU Corp.	7,000	227,489
Japan Elevator Service Holdings Co. Ltd.	400	5,182
Japan Steel Works Ltd.	300	9,716
Kajima Corp.	2,400	32,174
Kanamoto Co. Ltd.	300	5,931
Kandenko Co. Ltd.	300	2,274
Kanematsu Corp.	400	4,862
Kintetsu World Express, Inc.	300	7,827
Komatsu Ltd.	4,700	107,834
Kubota Corp.	5,000	89,516
Kumagai Gumi Co. Ltd.	100	2,505
Kyudenko Corp.	300	8,036
Kyushu Railway Co.	600	13,232
Makita Corp.	1,400	49,533
Marubeni Corp.	9,600	100,313
Maruwa Unyu Kikan Co. Ltd.	300	2,756
Meitec Corp.	200	11,704
MINEBEA MITSUMI, Inc.	1,700	36,841
Mirait Holdings Corp.	300	5,071
MISUMI Group, Inc.	1,300	41,367
Mitsubishi Corp.	7,600	255,434
Mitsubishi Electric Corp.	10,400	124,746
Mitsubishi Heavy Industries Ltd.	1,600	47,177
Mitsui & Co. Ltd.	7,900	196,548
Mitsui OSK Lines Ltd.	500	40,547
Miura Co. Ltd.	600	16,332
MonotaRO Co. Ltd.	1,300	24,267
Nabtesco Corp.	500	13,718
NGK Insulators Ltd.	1,100	17,000
Nichias Corp.	300	6,764
Nidec Corp.	2,498	214,350
Nihon M&A Center Holdings, Inc.	1,600	23,102
Nippon Express Holdings, Inc.	300	18,181
Nippon Steel Trading Corp.	100	4,723
Nippon Yusen KK	800	74,113
Nishimatsu Construction Co. Ltd.	300	9,963
NSK Ltd.	1,800	11,627
Obayashi Corp.	2,900	24,197
OSG Corp.	600	9,976
Outsourcing, Inc.	400	4,890
Penta-Ocean Construction Co. Ltd.	1,200	6,283
Persol Holdings Co. Ltd.	900	19,957
Pilot Corp.	200	8,179
Recruit Holdings Co. Ltd.	5,800	242,676
Sankyu, Inc.	400	13,840
Sanwa Holdings Corp.	1,000	11,114
Secom Co. Ltd.	959	70,125
Senko Group Holdings Co. Ltd.	300	2,451
SG Holdings Co. Ltd.	1,700	35,897
Shimizu Corp.	3,100	20,483
SMC Corp.	297	175,479
SMS Co. Ltd.	300	8,036
Sohgo Security Services Co. Ltd.	400	14,378
Sojitz Corp.	1,120	18,476
Sumitomo Corp.	6,300	102,507
Sumitomo Heavy Industries Ltd.	500	12,090
Sumitomo Mitsui Construction Co. Ltd.	900	3,446
Taisei Corp.	1,000	33,123
Takeuchi Manufacturing Co. Ltd.	200	4,454
TechnoPro Holdings, Inc.	600	17,217
Toda Corp.	1,300	8,669
TOKAI Holdings Corp.	300	2,378
Tokyu Construction Co. Ltd.	600	3,699
TOTO Ltd.	700	29,386
Toyota Industries Corp.	800	60,708
Toyota Tsusho Corp.	1,000	41,372
UT Group Co. Ltd.	100	3,017
Yamato Holdings Co. Ltd.	1,300	25,374
Yaskawa Electric Corp.	1,100	43,647

(Cost $4,504,553)		4,059,576

Information Technology - 12.8%
Advantest Corp.	750	59,062
Anritsu Corp.	500	6,955
Azbil Corp.	500	18,797
Bell System24 Holdings, Inc.	200	2,327
Brother Industries Ltd.	1,300	23,545
Daiwabo Holdings Co. Ltd.	300	4,595
Digital Garage, Inc.	200	6,920

Disco Corp.	144	40,196
Elecom Co. Ltd.	400	5,463
FUJIFILM Holdings Corp.	1,800	113,493
Fujitsu Ltd.	925	133,038
GMO Payment Gateway, Inc.	200	19,049
Hamamatsu Photonics KK	650	32,676
Horiba Ltd.	300	17,165
Infocom Corp.	100	1,748
Information Services International -Dentsu Ltd.	200	6,468
Itochu Techno-Solutions Corp.	400	10,277
Japan Material Co. Ltd.	300	4,360
Justsystems Corp.	200	9,620
Keyence Corp.	482	225,066
Kyocera Corp.	1,500	85,683
Lasertec Corp.	450	81,424
MCJ Co. Ltd.	200	1,745
Murata Manufacturing Co. Ltd.	3,000	202,831
NEC Corp.	1,300	55,928
NEC Networks & System Integration Corp.	300	4,574
Nihon Unisys Ltd.	400	10,853
Nomura Research Institute Ltd.	1,900	65,574
NS Solutions Corp.	200	6,312
NTT Data Corp.	2,700	50,941
Obic Co. Ltd.	339	53,893
Omron Corp.	800	53,901
Optorun Co. Ltd.	100	1,610
Oracle Corp.	269	19,058
Otsuka Corp.	500	19,253
Rakus Co. Ltd.	400	6,519
Renesas Electronics Corp.*	5,600	65,153
SCREEN Holdings Co. Ltd.	200	19,310
SCSK Corp.	700	11,900
Seiko Epson Corp.	1,200	18,369
Shimadzu Corp.	1,400	49,898
SUMCO Corp.	1,500	24,576
Systena Corp.	2,500	9,051
Taiyo Yuden Co. Ltd.	500	22,140
TDK Corp.	1,527	60,987
TIS, Inc.	900	21,098
Tokyo Electron Ltd.	659	319,101
Tokyo Seimitsu Co. Ltd.	200	8,196
Trend Micro, Inc.	400	22,227
Ulvac, Inc.	200	9,829
Wacom Co. Ltd.	700	5,263
Yokogawa Electric Corp.	900	14,417

(Cost $2,185,006)		2,142,434

Materials - 5.4%
Air Water, Inc.	900	13,065
Asahi Holdings, Inc.	400	7,766
Asahi Kasei Corp.	6,700	62,681
Daicel Corp.	1,200	9,200
Daio Paper Corp.	500	7,380
Denka Co. Ltd.	400	12,260
DIC Corp.	600	13,644
FP Corp.	200	5,661
Kansai Paint Co. Ltd.	1,100	21,957
Kuraray Co. Ltd.	1,600	14,975
Mitsubishi Chemical Holdings Corp.	6,700	47,550
Mitsubishi Gas Chemical Co., Inc.	900	15,918
Mitsui Chemicals, Inc.	800	20,407
Mitsui Mining & Smelting Co. Ltd.	300	8,765
Nippon Paint Holdings Co. Ltd.	3,900	34,505
Nippon Sanso Holdings Corp.	900	17,519
Nissan Chemical Corp.	500	28,218
Nitto Denko Corp.	600	43,499
NOF Corp.	300	12,972
Oji Holdings Corp.	4,600	23,444
Rengo Co. Ltd.	1,000	7,467
Shin-Etsu Chemical Co. Ltd.	1,481	227,213
Showa Denko KK	900	16,449
Sumitomo Chemical Co. Ltd.	8,000	38,203
Sumitomo Metal Mining Co. Ltd.	1,300	64,856
Taiheiyo Cement Corp.	500	9,581
Teijin Ltd.	800	9,606
Tokai Carbon Co. Ltd.	1,000	9,559
Tokuyama Corp.	300	4,608
Toray Industries, Inc.	7,100	40,667
Tosoh Corp.	1,500	23,286
Ube Industries Ltd.	600	11,065
Zeon Corp.	800	9,342

(Cost $1,081,513)		893,288

Real Estate - 2.9%
Aeon Mall Co. Ltd.	500	7,003
Daito Trust Construction Co. Ltd.	300	33,132
Daiwa House Industry Co. Ltd.	2,900	82,311
Hulic Co. Ltd.	2,300	20,908
Ichigo, Inc.	1,200	2,782
Katitas Co. Ltd.	300	9,390
Mitsubishi Estate Co. Ltd.	6,600	100,683
Mitsui Fudosan Co. Ltd.	4,700	104,345
Nomura Real Estate Holdings, Inc.	600	14,925
Relo Group, Inc.	500	7,424
SAMTY Co. Ltd.	200	3,775
Starts Corp., Inc.	100	2,254
Sumitomo Realty & Development Co. Ltd.	2,100	61,737
Tokyo Tatemono Co. Ltd.	1,100	16,828
Tokyu Fudosan Holdings Corp.	3,000	16,644

(Cost $538,464)		484,141

Utilities - 1.3%
Chubu Electric Power Co., Inc.	3,100	31,034
Chugoku Electric Power Co., Inc.	1,300	10,181

Electric Power Development Co. Ltd.	800	12,676
eRex Co. Ltd.	200	3,216
Hokkaido Electric Power Co., Inc.	800	3,501
Kansai Electric Power Co., Inc.	3,900	39,347
Kyushu Electric Power Co., Inc.	2,200	16,580
Osaka Gas Co. Ltd.	1,800	32,960
RENOVA, Inc.*	200	2,471
Tohoku Electric Power Co., Inc.	2,400	15,566
Tokyo Gas Co. Ltd.	2,000	40,773

(Cost $286,246)		208,305

TOTAL COMMON STOCKS (Cost $18,446,142)		16,629,106

CASH EQUIVALENTS - 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.04%(a)
(Cost $13,250)	13,250	13,250

TOTAL INVESTMENTS - 99.8% (Cost $18,459,392)		$16,642,356
Other assets and liabilities, net - 0.2%		34,472

NET ASSETS - 100.0%		$16,676,828

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2022 is as follows:

Value ($) at 5/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2022	Value ($) at 2/28/2022
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%(a)(b)
77,510	—	(77,510)(c)	—	—	15	—	—	—
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.04%(a)
15,458	521,223	(523,431)	—	—	7	—	13,250	13,250

92,968	521,223	(600,941)	—	—	22	—	13,250	13,250

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2022.

At February 28, 2022, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation(d)
JPX-Nikkei 400 Index Futures	JPY	2	$30,414	$29,512	3/10/2022	$(902)

(d)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 28, 2022.

Currency Abbreviations

JPY	Japanese Yen

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2022 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(e)	$16,629,106	$—	$—	$16,629,106
Short-Term Investments(e)	13,250	—	—	13,250

TOTAL	$16,642,356	$—	$—	$16,642,356

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(f)
Futures Contracts	$(902)	$—	$—	$(902)

TOTAL	$(902)	$—	$—	$(902)

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.